Long Term Obligations (Details) - Convertible promissory notes (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011
Convertible promissory notes [Abstract]0
Face value	$ 15,275,000	$ 15,275,000	$ 15,275,000
Interest added to principal	1,809,894	1,262,028	460,383
Stated value	17,084,894	16,537,028	15,735,383
Debt discount – conversion element, net of accumulated amortization of $3,392,963 and $1,298,628 respectively	11,049,534	13,143,869	14,329,416	14,442,497
Notes payable, net of debt discount, prior to exchange	6,035,360	3,393,159
Amount extinguished in 2013 Exchange	(6,035,360)
Notes payable, net of debt discount		$ 3,393,159	$ 1,405,967